Shareholders' Equity	12 Months Ended
Aug. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders’ Equity
16.	Shareholders’ Equity

On March 28, 2018, the Company completed its IPO on the New York Stock Exchange. The Company offered 16,300,000 ADSs representing 652,000,000 Class A ordinary shares at US$11.00 per ADS. Net proceeds from the IPO deducting underwriting discount and other expenses were RMB1,048,660 (US$162,321). IPO costs of RMB26,752 (US$4,141) were recorded as reduction of the proceeds from the IPO in shareholders’ equity.

Pursuant to the Company’s memorandum and articles of association, upon the completion of the IPO, all of the then outstanding redeemable convertible preferred shares automatically converted into 3,568,365,545 Class A ordinary shares and the related aggregate carrying value of RMB4,272,293 was reclassified from mezzanine equity to shareholders’ equity. The participating rights (liquidation and dividend rights) of the Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Holders of Class A and Class B ordinary shares shall all time vote together as one class on all resolutions submitted to a vote by the shareholders. Each share of Class A and Class B ordinary shares entitle the holder thereof to one vote per share and twenty votes per share on all matters subject to vote at general meetings of the Company respectively. Each share of Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of Class B ordinary share delivering a written notice to the Company that such holders elect to convert a specified number of Class B ordinary shares into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

As of August 31, 2020, the Company had ordinary shares outstanding comprising of 4,146,103,947 Class A ordinary shares and 2,296,842,016 Class B ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares as of August 31, 2020.

As of August 31, 2021, the Company had ordinary shares outstanding comprising of 4,321,229,545 Class A ordinary shares and 2,290,430,016 Class B ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares as of August 31, 2021.

During the year ended August 31, 2020, 76,586,600 treasury stock in total were repurchased by the Company from the open market at US$0.1300 per share for RMB70,889. 198,011,720 and 24,691,358 treasury stock were held by the depositary bank and the Company, respectively, as of August 31, 2020. There was no repurchase occurred on treasury stock during the year ended August 31, 2021. 9,976 and 10,089 treasury stock were held by the depositary bank and the Company, respectively, as of August 31, 2021.

On July 1, 2020, the Group acquired additional 49% noncontrolling interest of our subsidiary, Beijing Ruihuisi Education and Consulting Co., Ltd. with a total consideration of RMB61,250 (US$9,481).